Deferred Revenue - Additional Information (Detail) - Store	Dec. 31, 2018	Dec. 31, 2017
am/pm [member]
Summary of deferred revenue [line items]
Number of stores	2,493	2,414
Jet Oil [member]
Summary of deferred revenue [line items]
Number of stores	1,772	1,735